First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 77.7%
	AEROSPACE/DEFENSE-EQUIPMENT — 3.9%
861,986	Barnes Group, Inc.	$40,737,458
710,227	Heroux-Devtek, Inc.*,1	15,701,575
		56,439,033
	APPLICATIONS SOFTWARE — 8.1%
2,090,990	Smartsheet, Inc. - Class A*,2	117,158,170

	BUILDING & CONSTRUCT-MISCELLANEOUS — 1.9%
559,378	Summit Materials, Inc. - Class A*	28,304,527

	COMMERCIAL BANKS-CENTRAL US — 4.2%
989,042	Heartland Financial USA, Inc.[2]	60,633,220

	COMMERCIAL BANKS-SOUTHERN US — 0.7%
98,579	SouthState Corp.	9,806,639

	COMPUTER SOFTWARE — 2.1%
896,397	HashiCorp, Inc. - Class A*,2	30,665,741

	E-MARKETING/INFORMATION — 0.5%
2,406,847	Innovid Corp.*	7,437,157

	FOOD-MISC/DIVERSIFIED — 4.2%
753,673	Kellanova[2]	61,024,903

	HUMAN RESOURCES — 0.5%
419,563	Cross Country Healthcare, Inc.*	7,619,264

	REITS-SHOPPING CENTERS — 5.5%
4,575,133	Retail Opportunity Investments Corp.[2]	79,424,309

	RETAIL-MAJOR DEPT STORES — 2.0%
1,174,016	Nordstrom, Inc.	28,352,486

	SPECIFIED PURPOSE ACQUISITIONS — 42.5%
2,666,926	AA Mission Acquisition Corp. - Class A*,1,3	26,935,953
2,829,209	Agriculture & Natural Solutions Acquisition Corp. - Class A*,1,3	29,678,402
506,461	AI Transportation Acquisition Corp.*,1	5,449,520
649,911	Aimei Health Technology Co., Ltd.[1,3]	6,869,559
400,279	Alphatime Acquisition Corp.[1,3]	4,563,181
1,002,544	Andretti Acquisition Corp. II - Class A*,1	10,015,415
4,162,190	Ares Acquisition Corp. II - Class A*,1,3	45,700,846
303,959	Battery Future Acquisition Corp. - Class A*,1,3	3,389,143
320,086	Bayview Acquisition Corp. - Class A*,1,3	3,418,518
611,000	Black Hawk Acquisition Corp. - Class A*,1,3	6,342,180
669,300	Black Spade Acquisition II Co. - Class A*,1	6,646,149
1,108,361	Bleichroeder Acquisition Corp. I - Class A*,1	10,928,439
583,875	Bowen Acquisition Corp.[1,3]	6,387,593
687,552	Cantor Equity Partners, Inc. - Class A*,1,3	7,095,537
430,937	Cartesian Growth Corp. II*,1	5,024,725

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
234,863	Cartica Acquisition Corp.[1]	$2,743,200
66,728	Cayson Acquisition Corp.*,1	673,953
2,348,540	Centurion Acquisition Corp. - Class A*,1,3	23,731,997
662,947	Charlton Aria Acquisition Corp. - Class A*,1,3	6,602,952
707,332	Chenghe Acquisition II Co.*,1,3	7,158,200
535,425	Colombier Acquisition Corp. II - Class A*,1	6,291,244
384,008	Constellation Acquisition Corp. I - Class A*,1	4,492,894
91,441	CSLM Acquisition Corp. - Class A*,1	1,055,229
579,602	DT Cloud Acquisition Corp.*,1,3	6,051,045
654,286	Dynamix Corp. - Class A*,1	6,398,917
180,000	Embrace Change Acquisition Corp.*,1	2,113,200
415,646	Eureka Acquisition Corp.*,1,3	4,222,963
386,289	Evergreen Corp. - Class A*,1,3	4,589,113
556,295	Flag Ship Acquisition Corp.*,1,3	5,651,957
539,465	GigCapital7 Corp. - Class A*,1	5,389,255
2,351,441	GP Act III Acquisition Corp. - Class A*,1,3	23,843,612
196,235	GP Act III Sponsor - Class A [1,3,4]	2
245,295	GP Act III Sponsor - Class B1,3,4	2
1,876,481	Graf Global Corp. - Class A*,1,3	18,933,693
1,939,487	Haymaker Acquisition Corp. IV*,1,3	20,888,275
1,870,788	HCM II Acquisition Corp. - Class A*,1,3	18,745,296
229,305	Hennessy Capital Investment Corp. VI - Class A*,3	2,426,047
280,410	Horizon Space Acquisition I Corp.[1]	3,174,241
910,367	Israel Acquisitions Corp.[1,3]	10,323,562
529,987	JVSPAC Acquisition Corp. - Class A*,1,3	5,533,064
360,537	LatAmGrowth SPAC - Class A1,3	4,227,657
1,866,241	Launch One Acquisition Corp. - Class A*,1,3	18,737,060
1,608,549	Legato Merger Corp. III*,1,3	16,551,969
1,875,252	Lionheart Holdings - Class A*,1,3	18,940,045
1,879,660	M3-Brigade Acquisition V Corp. - Class A*,1,3	18,909,380
1,438,362	Melar Acquisition Corp. I - Class A*,1,3	14,498,689
773,352	Mercer Park Opportunities Corp. - Class A*,1,3	7,656,185
2,608,827	Nabors Energy Transition Corp. II - Class A*,1,3	28,175,332
548,260	Oak Woods Acquisition Corp. - Class A*,1,3	6,222,751
934,747	Patria Latin American Opportunity Acquisition Corp. - Class A*,1	10,889,803
953,733	Pyrophyte Acquisition Corp. - Class A*,1	10,920,243
54,406	Quetta Acquisition Corp.*	573,983
939,193	RF Acquisition Corp. II*,1,3	9,598,552
4	Silverbox Corp. IV - Class A*,1	40
1,625,271	SIM Acquisition Corp. I - Class A*,1,3	16,317,721
318,792	SK Growth Opportunities Corp. - Class A*,1	3,701,175

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
760,287	Slam Corp. - Class A*,1,3	$8,629,257
786,140	Spark I Acquisition Corp.*,1,3	8,364,530
343,562	Spring Valley Acquisition Corp. II - Class A*,1	3,868,508
431,985	Tavia Acquisition Corp.*,1,3	4,285,291
326,924	TLGY Acquisition Corp. - Class A*,1,3	3,811,934
1,585,550	Vine Hill Capital Investment Corp. - Class A*,1,3	15,934,778
1,615,066	Voyager Acquisition Corp. - Class A*,1,3	16,199,112
		616,493,068
	TRANSPORT-AIR FREIGHT — 1.6%
1,080,874	Air Transport Services Group, Inc.*,3	23,757,611

	TOTAL COMMON STOCKS
	(Cost $1,109,164,806)	1,127,116,128

	RIGHTS — 0.0%
287,741	ABIOMED, Inc., Expiration Date: December 30, 2029*,2,4	293,496
460,530	Flag Ship Acquisition Corp., Expiration Date: Pending*,1,3	46,099
773,352	Mercer Park Opportunities Corp., Expiration Date: Pending*,1,3	38,667
431,985	Tavia Acquisition Corp., Expiration Date: December 19, 2025*,1,3	56,158

	TOTAL RIGHTS
	(Cost $293,496)	434,420

Number of Units
	UNITS — 3.0%
	PIPELINES — 1.3%
1,339,219	EnLink Midstream, LLC[2]	18,949,949
	SPECIFIED PURPOSE ACQUISITIONS — 1.7%
193,720	Centurion Acquisition Corp. - Class A1,4	2
242,151	Centurion Acquisition Corp. - Class B1,4	2
323,102	Jackson Acquisition Co. II*,1	3,250,406
862,098	Mountain Lake Acquisition Corp.*,1	8,638,222
644,211	Range Capital Acquisition Corp.*,1,3	6,467,879
558,343	Translational Development Acquisition Corp.*,1	5,600,180
		23,956,691
	TOTAL UNITS
	(Cost $44,330,705)	42,906,640

Number of Shares
	WARRANTS — 0.0%
1,333,463	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*,1,3	93,342
327,143	Dynamix Corp., Expiration Date: December 5, 2029*,1	85,254

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
773,352	Mercer Park Opportunities Corp., Expiration Date: August 28, 2029*,1,3	$38,668
	TOTAL WARRANTS
	(Cost $0)	217,264

	SHORT-TERM INVESTMENTS — 19.7%
284,743,796	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.32%[5]	284,743,796

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $284,743,796)	284,743,796

	TOTAL INVESTMENTS — 100.4%
	(Cost $1,438,532,803)	1,455,418,248
	Liabilities in Excess of Other Assets — (0.4)%	(5,191,154)
	TOTAL NET ASSETS — 100.0%	$1,450,227,094

	SECURITIES SOLD SHORT — (6.2)%
	COMMON STOCKS — (6.2)%
	COMMERCIAL BANKS-CENTRAL US — (4.2)%
(543,974)	UMB Financial Corp.	(61,392,906)

	PIPELINES — (1.3)%
(189,110)	ONEOK, Inc.	(18,986,644)

	SUPER-REGIONAL BANKS-US — (0.7)%
(164,158)	Independent Bank Group, Inc.	(9,959,466)

	TOTAL COMMON STOCKS
	(Proceeds $93,416,162)	(90,339,016)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $93,416,162)	$(90,339,016)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Retail Opportunity Investments Corp.
(746)	Exercise Price: $17.50, Notional Amount: $(1,305,500), Expiration Date: January 17, 2025*	(1,865)
	Summit Materials, Inc.
(1)	Exercise Price: $50.00, Notional Amount: $(5,000), Expiration Date: February 21, 2025*	(178)

	TOTAL CALL OPTIONS
	(Proceeds $3,103)	(2,043)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,103)	$(2,043)

LLC — Limited Liability Company

First Trust Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short or written options contracts. The market value of the securities pledged as collateral is $178,146,310, which represents 12.28% of the total net assets of the Fund.
[3]	Affiliated company.
[4]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5]	The rate is the annualized seven-day yield at period end.

First Trust Merger Arbitrage Fund

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Common Stocks
Specified Purpose Acquisitions - 35.6%
AA Mission Acquisition Corp. - Class A	$26,722,599	$-	$-	$-	$213,354	$26,935,953	$-
Agriculture & Natural Solutions Acquisition Corp. - Class A	29,282,313	-	-	-	396,089	29,678,402	-
AI Transportation Acquisition Corp.(2)	5,307,711	-	(5,227,160)	-	(80,551)	-	-
Aimei Health Technology Co., Ltd.	6,814,317	-	-	-	55,242	6,869,559	-
Alchemy Investments Acquisition Corp. I - Class A(2)	8,518,971	72,458	(8,647,201)	386,067	(330,295)	-	-
Alphatime Acquisition Corp.	4,483,125	-	-	-	80,056	4,563,181	-
AlphaVest Acquisition Corp.(2)	5,846,796	-	(5,988,233)	438,850	(297,413)	-	-
APx Acquisition Corp. I - Class A(2)	6,383,958	-	(6,473,224)	666,522	(577,256)	-	-
Ares Acquisition Corp. II - Class A	44,653,130	423,702	-	-	624,014	45,700,846	-
Battery Future Acquisition Corp. - Class A(1)	3,364,826	-	(18,238)	-	33,436	3,389,143	-
Bayview Acquisition Corp. - Class A	3,348,100	-	-	-	70,418	3,418,518	-
Bayview Acquisition Corp.(2)	2,301,391	-	(2,317,001)	68,134	(52,524)	-	-
Black Hawk Acquisition Corp. - Class A	6,250,530	-	-	-	91,650	6,342,180	-
Bowen Acquisition Corp.	6,276,656	-	-	-	110,937	6,387,593	-
Cantor Equity Partners, Inc.	6,889,271	-	-	-	206,266	7,095,537	-
Cartesian Growth Corp. II(2)	21,144,181	4,541,990	(25,423,919)	1,128,530	(1,390,782)	-	-
Centurion Acquisition Corp.	23,508,885	-	-	-	223,112	23,731,997	-
Charlton Aria Acquisition Corp. - Class A(1)	-	6,576,434	-	-	26,518	6,602,952	-
Chenghe Acquisition II Co.	7,087,467	-	-	-	70,733	7,158,200	-
DT Cloud Acquisition Corp.	5,975,697	-	-	-	75,348	6,051,045	-
Eureka Acquisition Corp.	4,181,399	-	-	-	41,564	4,222,963	-
Evergreen Corp. - Class A(1)	4,511,856	-	(88,955)	-	166,212	4,589,113	-
Finnovate Acquisition Corp. - Class A(2)	4,460,374	-	(4,503,325)	171,440	(128,489)	-	-
Flag Ship Acquisition Corp.	5,574,076	-	-	-	77,881	5,651,957	-
Global Lights Acquisition Corp.(2)	5,567,806	-	(5,622,399)	202,426	(147,833)	-	-
GP Act III Acquisition - Class A	2	-	-	-	-	2	-
GP Act III Acquisition - Class B	2	-	-	-	-	2	-
GP Act III Acquisition Corp. - Class A	23,655,496	-	-	-	188,116	23,843,612	-
Graf Global Corp. - Class A	18,783,199	-	-	-	150,494	18,933,693	-
Haymaker Acquisition Corp. IV	20,420,904	254,467	-	-	212,904	20,888,275	-
HCM II Acquisition Corp.	18,689,172	-	-	-	56,124	18,745,296	-
Hennessy Capital Investment Corp. VI - Class A(1)	-	2,403,116	-	-	22,931	2,426,047	-
Horizon Space Acquisition I Corp.(2)	5,515,619	-	(5,372,811)	157,358	(300,166)	-	-
Integrated Wellness Acquisition Corp. - Class A(2)	4,945,716	-	(5,018,178)	412,244	(339,782)	-	-
Israel Acquisitions Corp.	10,168,799	-	-	-	154,763	10,323,562	-
JVSPAC Acquisition Corp. - Class A	5,480,066	-	-	-	52,998	5,533,064	-
Keen Vision Acquisition Corp.(2)	15,027,190	-	(15,100,905)	925,949	(852,234)	-	-
LatAmGrowth SPAC - Class A	4,178,624	-	-	-	49,033	4,227,657	-
Launch One Acquisition Corp.	18,606,423	-	-	-	130,637	18,737,060	-
Learn CW Investment Corp.(2)	5,320,995	-	(5,343,469)	36,999	(14,525)	-	-
Legato Merger Corp. III	16,399,157	-	-	-	152,812	16,551,969	-
Lionheart Holdings - Class A	18,752,520	-	-	-	187,525	18,940,045	-
M3-Brigade Acquisition V Corp. - Class A(1)	16,396,300	2,421,747	(27,805)	-	119,138	18,909,380	-
Melar Acquisition Corp. I - Class A	14,376,428	-	-	-	122,261	14,498,689	-
Mercer Park Opportunities Corp.(1)	7,431,913	301,607	-	-	(77,335)	7,656,185	-
Mountain & Co. I Acquisition Corp. - Class A(2)	13,724,247	-	(13,759,421)	470,006	(434,832)	-	-
Nabors Energy Transition Corp. II - Class A	27,784,008	-	-	-	391,324	28,175,332	-
Oak Woods Acquisition Corp. - Class A	6,091,169	-	-	-	131,582	6,222,751	-
Patria Latin American Opportunity Acquisition Corp. - Class A(2)	10,852,413	-	(9,767,649)	-	(1,084,764)	-	-
Pyrophyte Acquisition Corp. - Class A(2)	10,977,467	-	(10,528,475)	-	(448,992)	-	-
RF Acquisition Corp. II	9,504,633	-	-	-	93,919	9,598,552	-
SIM Acquisition Corp. I - Class A	16,236,457	-	-	-	81,264	16,317,721	-
Slam Corp. - Class A(1)	8,469,597	-	(88,306)	-	247,966	8,629,257	-
Spark I Acquisition Corp.(1)	7,537,267	717,755	(164,304)	-	273,812	8,364,530	-
Spring Valley Acquisition Corp. II - Class A(2)	21,707,534	3,851,330	(25,908,478)	1,516,749	(1,167,135)	-	-
Tavia Acquisition Corp.(1)	-	4,319,850	-	-	(34,559)	4,285,291	-
TLGY Acquisition Corp. - Class A(1)	-	3,454,356	-	-	357,578	3,811,934	-
Vine Hill Capital Investment Corp.(1)	9,951,810	5,915,497	(95,995)	82,749	80,717	15,934,778	-
Voyager Acquisition Corp.(1)	10,337,714	5,803,253	-	-	58,145	16,199,112	-
Zalatoris II Acquisition Corp.(2)	6,720,573	-	(6,762,724)	342,324	(300,173)	-	-
						516,142,935
Transport-Air Freight - 1.6%
Air Transport Services Group, Inc.(1)	-	23,705,530	-	-	52,081	23,757,611	-
						539,900,546
Rights
Specified Purpose Acquisitions - 0.0%
Flag Ship Acquisition Corp.	50,658	-	-	-	(4,559)	46,099	-
Mercer Park Opportunities Corp.(1)	3,867	-	(3,867)	-	38,667	38,667	-
Tavia Acquisition Corp.(1)	-	-	-	-	56,158	56,158	-
						140,924
Units
Specified Purpose Acquisitions - 0.4%
Centurion Acquisition Corp. - Class A(2)	2	-	(775)	-	773	-	-
Centurion Acquisition Corp. - Class B(2)	2	-	(242,151)	-	242,149	-	-
Range Capital Acquisition Corp.(1)	-	6,442,110	-	-	25,769	6,467,879	-
						6,467,879
Warrants - 0.0%
AA Mission Acquisition Corp.	80,008	-	-	-	13,334	93,342	-
Haymaker Acquisition Corp. IV(2)	105	-	(105)	105	(105)	-	-
Mercer Park Opportunities Corp.(1)	11,600	-	(11,600)	-	38,668	38,668	-
Nabors Energy Transition Corp. II(2)	59,814	-	(95,353)	95,353	(59,814)	-	-
						132,010
Total	$632,704,905	$71,205,202	$(162,602,026)	$7,101,805	$(1,777,646)	$546,641,359	$-

*	Net of foreign withholding taxes.
(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.

First Trust Merger Arbitrage Fund

Security Description	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Common Stocks
Specified Purpose Acquisitions - 35.6%
AA Mission Acquisition Corp. - Class A	2,666,926	-	-	2,666,926
Agriculture & Natural Solutions Acquisition Corp. - Class A	2,829,209	-	-	2,829,209
AI Transportation Acquisition Corp.(2)	506,461	-	-	506,461
Aimei Health Technology Co., Ltd.	649,911	-	-	649,911
Alchemy Investments Acquisition Corp. I - Class A(2)	782,634	6,642	(789,276)	-
Alphatime Acquisition Corp.	400,279	-	-	400,279
AlphaVest Acquisition Corp.(2)	524,847	-	(524,847)	-
APx Acquisition Corp. I - Class A(2)	540,098	-	(540,098)	-
Ares Acquisition Corp. II - Class A	4,123,096	39,094	-	4,162,190
Battery Future Acquisition Corp. - Class A(1)	303,959	-	-	303,959
Bayview Acquisition Corp. - Class A	320,086	-	-	320,086
Bayview Acquisition Corp.(2)	223,003	-	(223,003)	-
Black Hawk Acquisition Corp. - Class A	611,000	-	-	611,000
Bowen Acquisition Corp.	583,875	-	-	583,875
Cantor Equity Partners, Inc.	687,552	-	-	687,552
Cartesian Growth Corp. II(2)	1,845,042	430,937	(1,845,042)	430,937
Centurion Acquisition Corp.	2,348,540	-	-	2,348,540
Charlton Aria Acquisition Corp. - Class A(1)	-	662,947	-	662,947
Chenghe Acquisition II Co.	707,332	-	-	707,332
DT Cloud Acquisition Corp.	579,602	-	-	579,602
Eureka Acquisition Corp.	415,646	-	-	415,646
Evergreen Corp. - Class A(1)	386,289	-	-	386,289
Finnovate Acquisition Corp. - Class A(2)	385,512	-	(385,512)	-
Flag Ship Acquisition Corp.	556,295	-	-	556,295
Global Lights Acquisition Corp.(2)	532,295	-	(532,295)	-
GP Act III Acquisition - Class A	196,235	-	-	196,235
GP Act III Acquisition - Class B	245,295	-	-	245,295
GP-Act III Acquisition Corp. - Class A	2,351,441	-	-	2,351,441
Graf Global Corp. - Class A	1,876,481	-	-	1,876,481
Haymaker Acquisition Corp. IV	1,915,657	23,830	-	1,939,487
HCM II Acquisition Corp.	1,870,788	-	-	1,870,788
Hennessy Capital Investment Corp. VI - Class A(1)	-	229,305	-	229,305
Horizon Space Acquisition I Corp.(2)	492,466	-	(212,056)	280,410
Integrated Wellness Acquisition Corp. - Class A(2)	419,484	-	(419,484)	-
Israel Acquisitions Corp.	910,367	-	-	910,367
JVSPAC Acquisition Corp. - Class A	529,987	-	-	529,987
Keen Vision Acquisition Corp.(2)	1,396,579	-	(1,396,579)	-
LatAmGrowth SPAC - Class A	360,537	-	-	360,537
Launch One Acquisition Corp.	1,866,241	-	-	1,866,241
Learn CW Investment Corp.(2)	484,167	-	(484,167)	-
Legato Merger Corp. III	1,608,549	-	-	1,608,549
Lionheart Holdings - Class A	1,875,252	-	-	1,875,252
M3-Brigade Acquisition V Corp. - Class A(1)	1,637,992	241,668	-	1,879,660
Melar Acquisition Corp. I - Class A	1,438,362	-	-	1,438,362
Mercer Park Opportunities Corp.(1)	773,352	-	-	773,352
Mountain & Co. I Acquisition Corp. - Class A(2)	1,168,021	-	(1,168,021)	-
Nabors Energy Transition Corp. II - Class A	2,608,827	-	-	2,608,827
Oak Woods Acquisition Corp. - Class A	548,260	-	-	548,260
Patria Latin American Opportunity Acquisition Corp. - Class A(2)	934,747	-	-	934,747
Pyrophyte Acquisition Corp. - Class A(2)	953,733	-	(953,733)	-
RF Acquisition Corp. II	939,193	-	-	939,193
SIM Acquisition Corp. I - Class A	1,625,271	-	-	1,625,271
Slam Corp. - Class A(1)	760,287	-	-	760,287
Spark I Acquisition Corp.(1)	717,835	68,305	-	786,140
Spring Valley Acquisition Corp. II - Class A(2)	1,932,995	343,562	(1,932,995)	343,562
Tavia Acquisition Corp.(1)	-	431,985	-	431,985
TLGY Acquisition Corp. - Class A(1)	-	326,924	-	326,924
Vine Hill Capital Investment Corp.(1)	995,181	1,383,144	(792,775)	1,585,550
Voyager Acquisition Corp.(1)	1,036,882	578,184	-	1,615,066
Zalatoris II Acquisition Corp.(2)	602,742	-	(602,742)	-

Transport-Air Freight - 1.6%
Air Transport Services Group, Inc.(1)	-	1,080,874	-	1,080,874

Rights
Specified Purpose Acquisitions - 0.0%
Flag Ship Acquisition Corp.	460,530	-	-	460,530
Mercer Park Opportunities Corp.(1)	773,352	-	-	773,352
Tavia Acquisition Corp.(1)	-	431,985	-	431,985

Units
Specified Purpose Acquisitions - 0.4%
Centurion Acquisition Corp. - Class A(2)	193,720	-	-	193,720
Centurion Acquisition Corp. - Class B(2)	242,151	-	-	242,151
Range Capital Acquisition Corp.(1)	-	644,211	-	644,211

Warrants - 0.0%
AA Mission Acquisition Corp.	1,333,463	-	-	1,333,463
Haymaker Acquisition Corp. IV(2)	653	-	(653)	-
Mercer Park Opportunities Corp.(1)	773,352	-	-	773,352
Nabors Energy Transition Corp. II(2)	664,600	-	(664,600)	-
Total	65,024,516	6,923,597	(13,467,878)	58,480,235

(1)	Not an affiliate at the beginning of the period.
(2)	Not an affiliate at the end of the period.